Capital Stock and Changes in Capital Accounts, Dividend payments and declarations on Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
	Sep. 25, 2023	Jun. 28, 2023	Apr. 17, 2023	Mar. 07, 2023	Jan. 17, 2023	Apr. 15, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2023	Jul. 14, 2023
Dividends [Abstract]
Preferred stock, shares outstanding (in shares)								520,459	519,172
Series C Preferred Stock [Member]
Dividends [Abstract]
Preferred stock dividend paid per share (in dollars per share)	$ 20	$ 20	$ 20		$ 20				$ 20
Dividends declared on preferred stock							$ 69	$ 991	$ 950
Dividends paid on preferred stock	$ 306	$ 307	$ 268		$ 240		$ 0	$ 1,121	$ 780
Preferred stock, shares outstanding (in shares)			10,000		10,000			5,521	10,000	15,314	15,314
Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member] | Restricted Stock [Member]
Dividends [Abstract]
Awards granted (in shares)				3,332		1,982
Series C Preferred Stock [Member] | Dividend Declared December 27, 2022 [Member]
Dividends [Abstract]
Dividend payable, date to be paid								Jan. 17, 2023
Dividend payable, date declared								Dec. 27, 2022
Series C Preferred Stock [Member] | Dividend Declared March 27, 2023 [Member]
Dividends [Abstract]
Dividend payable, date to be paid								Apr. 17, 2023
Dividend payable, date declared								Mar. 27, 2023
Series C Preferred Stock [Member] | Dividend Declared June 28, 3023 [Member]
Dividends [Abstract]
Dividend payable, date to be paid								Jul. 17, 2023
Dividend payable, date declared								Jun. 28, 2023
Dividend payable, date of record								Jul. 14, 2023
Series C Preferred Stock [Member] | Dividend Declared September 25, 2023 [Member]
Dividends [Abstract]
Dividend payable, date to be paid								Oct. 16, 2023
Dividend payable, date declared								Sep. 25, 2023
Dividend payable, date of record								Oct. 13, 2023